Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	[1]	¥ 973,929	¥ 943,090
Loans and others		26,775	34,943
Investment in Affiliates		¥ 1,000,704	¥ 978,033

[1]	The amount of shares include ¥2,511 million in amounts invested in investees which is measured at fair value by electing the fair value option as of March 31, 2023.